Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN GOVERNMENT MONEY MARKET FUND
Entity Central Index Key	0000855630
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032336
Shareholder Report [Line Items]
Fund Name	Elfun Government Money Market Fund
Trading Symbol	ELMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Government Money Market Fund	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29% [1]
AssetsNet	$ 140,790,891
Holdings Count | Holding	202
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$140,790,891 Number of Portfolio Holdings202
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasuries	50.5%
Repurchase Agreements	40.2%
U.S. Government Agency Obligations	12.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Standard Chartered U.S. Treasury Repo, 4.39%, due 07/01/25	7.1%
Goldman Sachs & Co. U.S. Treasury Repo, 4.40%, due 07/01/25	7.1%
BNP Paribas Securities Corp. U.S. Treasury Repo, 4.40%, due 07/01/25	7.1%
Citigroup Global Markets, Inc. U.S. Treasury Repo, 4.39%, due 07/01/25	7.1%
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo, 4.39%, due 07/01/25	4.7%
JP Morgan Securities, Inc. U.S. Treasury Repo, 4.39%, due 07/01/25	3.6%
Mitsubishi UFJ U.S. Treasury Repo, 4.40%, due 07/01/25	3.6%
U.S. Treasury Notes, 4.29%, due 08/15/25	1.5%
U.S. Treasury Bills, 4.06%, due 10/16/25	1.5%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	1.5%

[1]	Annualized.